Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	1.40%	0.20%
Rate of Devaluation (Appreciation) Against U.S. Dollar	3.42%	(3.31%)
Rate of Exchange of U.S. Dollar	3.63	3.51
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	1.88%	2.31%
Rate of Devaluation (Appreciation) Against U.S. Dollar	3.10%	(3.01%)
Rate of Exchange of U.S. Dollar	1.33	1.29